Long-Term Incentive Plans (LTIPs) - 2021 HeadHunter RSU Plan Movement-BSM pricing model (Details) - 2021 RSU Plan ₽ / shares in Units, ₽ in Thousands				12 Months Ended
	Dec. 20, 2021 RUB (₽) ₽ / shares	Nov. 25, 2021 RUB (₽) Y ₽ / shares	Jul. 27, 2021 RUB (₽) Y ₽ / shares	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value | ₽				₽ 104,497
Initial fair value | ₽				355,457
Employee expenses | ₽				₽ 177,972	₽ 0	₽ 0
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate				37.5
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate				7
Series 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility			40
Expected dividend yield			2.31
Total fair value | ₽			₽ 885,968
Series 1 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			0.59
Expected life at grant date (years) | Y			3.88
Fair value (per RSU) | ₽ / shares			₽ 3,617
Series 1 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			0.08
Expected life at grant date (years) | Y			0.87
Fair value (per RSU) | ₽ / shares			₽ 3,374
Series 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility		43
Expected dividend yield		2.31
Total fair value | ₽		₽ 285,028
Series 2 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.03
Expected life at grant date (years) | Y		3.53
Fair value (per RSU) | ₽ / shares		₽ 3,795
Series 2 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		0.16
Expected life at grant date (years) | Y		0.53
Fair value (per RSU) | ₽ / shares		₽ 3,541
Series 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	43
Expected dividend yield	2.31
Total fair value | ₽	₽ 598,210
Series 3 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.06
Expected life at grant date (years) | Y		3.51
Fair value (per RSU) | ₽ / shares	₽ 3,774
Series 3 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.06
Expected life at grant date (years) | Y		0.26
Fair value (per RSU) | ₽ / shares	₽ 3,501